CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 2,269	$ 0	$ 226
Accounts receivable, net of allowances	519	1	0
Inventories, net	4,773	2,607	4,567
Derivatives	19	0
Vendor deposits	1,976	1,815	3,603
Prepaid expenses and other current assets	684	933	1,426
Total current assets	10,240	5,356	9,822
Property and equipment, net	164	444	1,326
Right-of-use-assets	492	283	110
Intangible assets, net	7,184	2,254	3,834
Long-term inventories, net	3,198	2,908	0
Vendor deposits long term	310	309	0
Goodwill	13,519	0
Deferred offering costs		0	2,337
Other assets	2,646	5,248	7,018
Total Assets	37,753	16,802	24,447
Current liabilities:
Accounts payable	12,880	10,562	7,743
Accrued expenses and other current liabilities	3,174	906	5,304
Operating lease liability, current portion	302	54	106
Deferred revenue	104	77	29
Loan payable current portion	5,298	5,806	6,708
Senior secured notes	0	3,096	0
Income tax payable	7	7	7
Embedded derivatives	0	122	0
Convertible note payable	4,784	904	4,270
Total current liabilities	26,549	21,534	24,167
Operating lease liability, net of current portion	210	229	9
Other long term liabilities	1,050	0
Warrant liabilities	156	591	3,004
Loan payable noncurrent	3,996	0
Total liabilities	31,961	22,354	27,180
Commitments and contingencies (Note 14)
Stockholders' equity (deficit)
Common stock	8	7	4
Additional paid-in capital	202,509	161,252	112,436
Accumulated other comprehensive (loss) income	(105)	100	365
Accumulated deficit	(196,621)	(166,911)	(115,538)
Total stockholders' equity (deficit)	5,792	(5,552)	(2,733)
Total liabilities, preferred stock and stockholders' equity (deficit)	37,753	16,802	$ 24,447
Series A preferred stock
Stockholders' equity (deficit)
Preferred stock value	1	0
Series B preferred stock
Stockholders' equity (deficit)
Preferred stock value	0	0
Series C Preferred Stock
Stockholders' equity (deficit)
Preferred stock value	$ 0	$ 0